N-2 - USD ($)		May 07, 2026	Mar. 31, 2026
Cover [Abstract]
Entity Central Index Key		0001786108
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		TRINITY CAPITAL INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder transaction expenses:
Sales load (as a percentage of offering price)	2.00	%(1)
Offering expenses (as a percentage of offering price)	0.17	%(2)
Distribution reinvestment plan expenses	$15.00	(3)
Total stockholder transaction expenses (as a percentage of offering price)	2.17%

(1)      Represents the Sales Agents commission with respect to the shares of common stock being sold in this offering. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(2)      The percentage reflects estimated offering expenses of approximately $500,000.

(3)      The expenses of our distribution reinvestment plan are included in “Operating expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in our distribution reinvestment plan except that, if a participant elects by written notice to the plan administrator prior to termination of the participant’s account to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share brokerage commission from the proceeds. For additional information, see “Distribution Reinvestment Plan” in the accompanying prospectus.

Sales Load [Percent]	[1]	2.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 15
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.17%
Other Transaction Expenses [Percent]		2.17%
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to common stock):
Operating expenses	7.39	%(4)
Interest payments on borrowed funds	8.32	%(5)
Acquired fund fees and expenses	0.32	%(6)
Total annual expenses	16.03	%(7)

(4)      Operating expenses represent the estimated annual operating expenses of the Company and its consolidated subsidiaries based on annualized operating expenses estimated for the current fiscal year, which considers the actual expenses for the quarter ended March 31, 2026. We do not have an investment adviser and are internally managed by our executive officers under the supervision of the Board. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals, including, without limitation, compensation expenses related to salaries, discretionary bonuses and grants of options and restricted stock, if any.

(5)      Interest payments on borrowed funds represents an estimate of our annualized interest expense incurred based on estimated borrowings outstanding under the credit facility with KeyBank National Association (the “KeyBank Credit Facility”), the secured term loan facility with KeyBank National Association (the “KeyBank Secured Term Loan Facility”), our 4.375% Notes due 2026 (the “August 2026 Notes”), our 4.25% Notes due 2026 (the “December 2026 Notes”), our 7.875% Notes due 2029 (the “March 2029 Notes”), our 7.875% Notes due 2029 (the “September 2029 Notes”), our 7.54% Notes due 2027 (the “Series A 2027 Notes”), our 7.60% Notes due 2028 (the “Series A 2028 Notes”), our 7.66% Notes due 2029 (the “Series A 2029 Notes” and together with the Series A 2027 Notes and Series A 2028 Notes, the “Series A Notes”) and our 6.750% Notes due 2030 (the “July 2030 Notes”) over the next twelve months. The assumed weighted average interest rate on our total debt outstanding was 7.1% based on $427.5 million outstanding under the KeyBank Credit Facility, $200.0 million in aggregate principal amount of the KeyBank Secured Term Loan Facility, $125.0 million in aggregate principal amount of the August 2026 Notes outstanding, $75.0 million in aggregate principal amount of the December 2026 Notes outstanding, $142.2 million in aggregate principal amount of the March 2029 Notes outstanding, $122.2 million in aggregate principal amount of the September 2029 Notes outstanding, $142.5 million in aggregate principal amount of the Series A Notes outstanding and $125.0 million in aggregate principal amount of the July 2030 Notes outstanding. We may borrow additional funds from time to time to make investments to the extent we determine that it is in our best interest in doing so. We may also issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the 1940 Act.

(6)      Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.

(7)      The holders of shares of our common stock indirectly bear the cost associated with our annual expenses.

Management Fees [Percent]	[4]	7.39%
Interest Expenses on Borrowings [Percent]	[5]	8.32%
Acquired Fund Fees and Expenses [Percent]	[6]	0.32%
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]	[7]	16.03%
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. The stockholder transaction expenses described above are included in the following example.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (none of which is subject to a capital gains incentive fee)	$151	$406	$608	$946

The foregoing table is to assist you in understanding the various costs and expenses that an investor in our common stock will bear directly or indirectly. While the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. In addition, while the example assumes reinvestment of all dividends and distributions at net asset value, if our Board authorizes and we declare a cash dividend, participants in our distribution reinvestment plan who have not otherwise elected to receive cash will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by the market price per share of our common stock at the close of trading on the valuation date for the dividend. See “Distribution Reinvestment Plan” in the accompanying prospectus for additional information regarding our distribution reinvestment plan.

This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including the cost of debt, if any, and other expenses) may be greater or less than those shown.

Expense Example, Year 01		$ 151
Expense Example, Years 1 to 3		406
Expense Example, Years 1 to 5		608
Expense Example, Years 1 to 10		$ 946
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Moreover, the information set forth below does not include any transaction costs and expenses that investors will incur in connection with each offering of our securities pursuant to this prospectus supplement. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “us” or that “we” will pay fees or expenses, common stockholders will indirectly bear such fees or expenses.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		The expenses of our distribution reinvestment plan are included in “Operating expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in our distribution reinvestment plan except that, if a participant elects by written notice to the plan administrator prior to termination of the participant’s account to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share brokerage commission from the proceeds. For additional information, see “Distribution Reinvestment Plan” in the accompanying prospectus.
Acquired Fund Fees Estimated, Note [Text Block]		Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Overview

Trinity Capital Inc. (“we,” “us,” “our,” “Trinity” and the “Company”), a Maryland corporation, is a specialty lending company that provides debt, including loans, equipment financings and asset-based lending, to growth-oriented companies, including institutional investor-backed companies. Our investment objective is to generate current income and, to a lesser extent, capital appreciation through our investments across five distinct vertical markets. We seek to achieve our investment objective by making investments consisting primarily of term loans, equipment financings and asset-based lending and, to a lesser extent, working capital loans, equity and equity-related investments. Our equipment financings involve loans for general or specific use, including acquiring equipment, that are secured by the equipment or other assets of the portfolio company. In addition, we may obtain warrants or contingent exit fees at funding from many of our portfolio companies, providing an additional potential source of investment returns. The warrants entitle us to purchase preferred or common ownership shares of a portfolio company, and we typically target the amount of such warrants to scale in proportion to the amount of the debt or equipment financing. Contingent exit fees are cash fees payable upon the consummation of certain trigger events, such as a successful change of control or initial public offering of the portfolio company. In addition, we may obtain rights to purchase additional shares of our portfolio companies in subsequent equity financing rounds.

We target investments in growth-oriented companies with institutional investor support, experienced management teams, promising products and offerings, and large expanding markets. We define “growth-oriented companies” as companies that have significant ownership and active participation by sponsors and expected annual revenues of up to $100 million. These companies typically are private companies that have begun to have success selling their products to the market and need additional capital to expand their operations and sales. Despite often achieving growing revenues, these types of companies typically have limited financing options to fund their growth. Equity, being dilutive in nature, is generally the most expensive form of capital available, while traditional bank financing is rarely available, given the lifecycle stage of these companies. Financing from us bridges this financing gap, providing companies with growth capital, which may result in improved profitability, less dilution for all equity investors, and increased enterprise value. Subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), we are not limited to investing in any particular industry or geographic area and seek to invest in under-financed segments of the private credit markets. The debt in which we invest typically is not rated by any rating agency, but if these instruments were rated, they would likely receive a rating of below investment grade (that is, below BBB- or Baa3), which is often referred to as “high yield” or “junk.”

We primarily seek to invest in loans and equipment financings to growth-oriented companies that have generally completed product development and are in need of capital to fund revenue growth. We believe a lack of profitability often limits these companies’ ability to access traditional bank financing and our in-house engineering and operations experience allows us to better understand this risk and earn what we believe to be higher overall returns and better risk-adjusted returns than those associated with traditional bank loans. Leveraging the experience of our investment professionals, we seek to target companies at their growth-oriented stage of development and seek to identify financing opportunities ignored by the traditional direct lending community.

Our loans generally may have initial interest-only periods of up to 36 months, and our equipment financings generally begin amortizing immediately. Our loans and equipment financings generally have a total term of up to 60 months. These investments are typically secured by a blanket first position lien, a specific asset lien on mission-critical assets and/or a blanket second position lien. We may also make a limited number of direct equity and equity-related investments in conjunction with our debt investments. We target growth-oriented companies that have recently issued equity to raise cash to offset potential cash flow needs related to projected growth, have achieved positive cash flow to cover debt service, or have institutional investors committed to providing additional funding. A loan or equipment financing may be structured to tie the amortization of the loan or equipment financing to the portfolio company’s projected cash balances while cash is still available for operations. As such, the loan or equipment financing may have a reduced risk of default. We believe that the amortizing nature of our investments significantly reduces the risk of our investments over a relatively short period. We focus on protecting and recovering principal in each investment and structure our investments to provide downside protection.

Our loans and equipment financings generally range from $5 million to $50 million and we generally limit each loan or equipment financing to approximately five percent or less of our total assets.

We are an internally managed, closed-end, non-diversified management investment company that has elected to be regulated as a BDC under the 1940 Act. We have elected to be treated, and intend to qualify annually, as a RIC under Subchapter M of the Code for U.S. federal income tax purposes. As a BDC and a RIC, we are required to comply with certain regulatory requirements. See “Regulation” and “Certain U.S. Federal Income Tax Considerations” in the accompanying prospectus for additional information. For example, as a BDC, at least 70% of our assets must be assets of the type listed in Section 55(a) of the 1940 Act, as described in the accompanying prospectus.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our common stock involves a number of significant risks. Before you invest in our common stock, you should be aware of various risks associated with the investment, including those described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K and our most recent Quarterly Report on Form 10-Q, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus, any document incorporated by reference herein or therein, and any free writing prospectus we may authorize in connection with this offering. You should carefully consider these risk factors, together with all of the other information included or incorporated by reference in this prospectus supplement and the accompanying prospectus, before you decide whether to make an investment in our common stock. The risks set out in this prospectus supplement, the accompanying prospectus, any document incorporated by reference herein or therein, and/or any free writing prospectus we may authorize in connection with this offering are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the events described in such documents occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, you may lose all or part of your investment. Please also read carefully “Special Note Regarding Forward-Looking Statements” in this prospectus supplement and refer to “Incorporation of Certain Information by Reference” in this prospectus supplement for the documents incorporated herein by reference.

Share Price [Table Text Block]

PRICE RANGE OF COMMON STOCK AND DISTRIBUTIONS

For information regarding the price range of our common stock, distributions and stockholders of record, please refer to our most recent Quarterly Report on Form 10-Q and our most recent Annual Report on Form 10-K, which are incorporated by reference herein.

Common Stock [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common stock
General Description of Registrant [Abstract]
NAV Per Share			$ 13.27

[1]	Represents the Sales Agents commission with respect to the shares of common stock being sold in this offering. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[2]	The expenses of our distribution reinvestment plan are included in “Operating expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in our distribution reinvestment plan except that, if a participant elects by written notice to the plan administrator prior to termination of the participant’s account to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share brokerage commission from the proceeds. For additional information, see “Distribution Reinvestment Plan” in the accompanying prospectus.
[3]	The percentage reflects estimated offering expenses of approximately $500,000.
[4]	Operating expenses represent the estimated annual operating expenses of the Company and its consolidated subsidiaries based on annualized operating expenses estimated for the current fiscal year, which considers the actual expenses for the quarter ended March 31, 2026. We do not have an investment adviser and are internally managed by our executive officers under the supervision of the Board. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals, including, without limitation, compensation expenses related to salaries, discretionary bonuses and grants of options and restricted stock, if any.
[5]	Interest payments on borrowed funds represents an estimate of our annualized interest expense incurred based on estimated borrowings outstanding under the credit facility with KeyBank National Association (the “KeyBank Credit Facility”), the secured term loan facility with KeyBank National Association (the “KeyBank Secured Term Loan Facility”), our 4.375% Notes due 2026 (the “August 2026 Notes”), our 4.25% Notes due 2026 (the “December 2026 Notes”), our 7.875% Notes due 2029 (the “March 2029 Notes”), our 7.875% Notes due 2029 (the “September 2029 Notes”), our 7.54% Notes due 2027 (the “Series A 2027 Notes”), our 7.60% Notes due 2028 (the “Series A 2028 Notes”), our 7.66% Notes due 2029 (the “Series A 2029 Notes” and together with the Series A 2027 Notes and Series A 2028 Notes, the “Series A Notes”) and our 6.750% Notes due 2030 (the “July 2030 Notes”) over the next twelve months. The assumed weighted average interest rate on our total debt outstanding was 7.1% based on $427.5 million outstanding under the KeyBank Credit Facility, $200.0 million in aggregate principal amount of the KeyBank Secured Term Loan Facility, $125.0 million in aggregate principal amount of the August 2026 Notes outstanding, $75.0 million in aggregate principal amount of the December 2026 Notes outstanding, $142.2 million in aggregate principal amount of the March 2029 Notes outstanding, $122.2 million in aggregate principal amount of the September 2029 Notes outstanding, $142.5 million in aggregate principal amount of the Series A Notes outstanding and $125.0 million in aggregate principal amount of the July 2030 Notes outstanding. We may borrow additional funds from time to time to make investments to the extent we determine that it is in our best interest in doing so. We may also issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the 1940 Act.
[6]	Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.
[7]	The holders of shares of our common stock indirectly bear the cost associated with our annual expenses.